S000010031 [Member] Investment Strategy - The Short Term Government Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
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Security Types: Under normal market conditions, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including U.S. Treasury bills, notes, bonds and inflation-protected obligations) and government mortgage-backed securities (pools of mortgage loans sold to investors by various governmental agencies). The Fund may also purchase other mortgage-backed and asset-backed securities, which are sold by private issuers. The Fund will provide shareholders with at least 60 days’ notice before changing its 80% investment policy.

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Credit Quality: The Fund invests primarily in securities rated investment grade (AAA, AA, A, BBB or an equivalent rating) by one of the major credit rating agencies (S&P Global Ratings, Moody’s and Fitch) that has assigned a rating to the security or, if unrated, deemed to be investment-grade quality by the Adviser.

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Maturity Distribution: The Fund emphasizes purchasing short-term bonds. The Fund invests at least 65% of its total assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and government mortgage-backed securities that have average lives or remaining maturities of five years or less.

•	The Fund actively manages maturities to take advantage of changes in interest rates. The dollar-weighted average maturity of the Fund’s investments will not exceed three years.